Description of Business (Details)						1 Months Ended			3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 03, 2025 USD ($)	Jan. 04, 2024 USD ($) shares	Jan. 02, 2024 USD ($) $ / shares	Oct. 11, 2022 USD ($) $ / shares shares	Oct. 04, 2022 USD ($) $ / shares shares	Mar. 25, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 17, 2024 USD ($)	Mar. 21, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 29, 2025 USD ($) shares
Description of Business (Details) [Line Items]
Proceeds from issuance of common stock										$ 1
Principal amount			$ 1,500,000,000
Advances outstanding										$ 127,851
Borrowings [Member]
Description of Business (Details) [Line Items]
Proceeds from related party debt											$ 1,191,667
DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Deferred underwriting commissions													$ 2,100,000
Proceeds from related party debt											$ 724,820
Payments to acquire restricted investments				$ 6,410,000
Payment per share restricted investments (in Dollars per share) | $ / shares				$ 10,150,000
Payment per share restricted investments				185 days
Percentage of redemption of public shares				100.00%
Post transaction acquire percentage											50.00%
Net tangible assets													$ 5,000,001
Percentage of public shares that can be transferred without any restriction										15.00%			15.00%
Percentage of public shares to be redeemed on non completion of business combination										100.00%			100.00%
Outstanding amount													$ 1,191,667
Initial extension value		$41,667
Number of Redeemable Shares (in Shares) | shares		3,980,414
Redemption value		$ 42,000,000											1,000,000
Aggregate amount		1,191,667											570,000	$ 147,778
Net tangible assets													5,000,001
Aggregate shares (in Shares) | shares														12,599
Percentage Of Shares To Be Reedemed			100.00%
Dissolution expenses													$ 100,000
Per share amount In the trust minimum (in Dollars per share) | $ / shares													$ 10.15
Per share amount In the trust maximum (in Dollars per share) | $ / shares													$ 10.15
Proceeds from sale of trust assets							$ 1,900,000				$ 690,000
Remaining amount proceeds from t rust account								$ 970,000
Interest income to trust account						$ 40,000.00
Payment of tax obligations for tax liabilities									$ 750,000
Remaining recontributed amount to trust account						$ 220,000
Excise Tax											420,000
Penalties and interest											150,000
Total redemption value													$ 147,778
Excise tax expense											$ 0
Increase in aggregate amount													111,900,000
Net working capital													$ 8,200,000
DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Private Placement Warrants [Member]
Description of Business (Details) [Line Items]
Warrants issued (in Shares) | shares											2,840,000
Warrants Issue price per share (in Dollars per share) | $ / shares													$ 1
Proceeds from issuance of warrants											$ 2,800,000
DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Additional Private Placement Warrants [Member]
Description of Business (Details) [Line Items]
Warrants issued (in Shares) | shares				44,660
Warrants Issue price per share (in Dollars per share) | $ / shares				$ 1
Trust Agreement [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Payment to contribution in trust account											730,000
Interest income to trust account											$ 40,000.00
Convertible Debt [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Interest payable			$ 0
Sponsor [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Outstanding amount			1,750,000
Principal amount			$ 1,750,000
Conversion price (in Dollars per share) | $ / shares			$ 1										$ 1
Issuance of convertible note													$ 1,750,000
Related Party [Member]
Description of Business (Details) [Line Items]
Advances outstanding										$ 127,851
Related Party [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Advances outstanding													2,300,000
Initial Overfunding Loan [Member] | Sponsor [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Proceeds from related party debt				$ 900,000
Outstanding amount					$ 900,000
Additional Overfunding Loan [Member] | Sponsor [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Proceeds from related party debt				47,850
Outstanding amount				$ 47,850
Extension Loans [Member] | Sponsor [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Outstanding amount		$ 50,000											631,900
Promissory Note [Member] | Sponsor [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Proceeds from related party debt	$ 145,000
Outstanding amount													145,000
Minimum [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Prospective assets of acquiree as percentage											80.00%
Business combination period											15 months
Maximum [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Business combination period											21 months
Common Class A [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Deferred underwriting fee					$ 112,000
Increase in aggregate amount													$ 110,400,000
Common Class B [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Proceeds from issuance of common stock											$ 25,000
Tax Year 2023 [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Proceeds from sale of trust assets								$ 890,000
IPO [Member] | Common Class A [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares					6,000,000
Shares price (in Dollars per share) | $ / shares					$ 10
Proceeds from issuance initial public offering					$ 60,000,000
Offering costs					3,700,000
Deferred underwriting commissions					2,100,000
Offering costs allocated to derivative warrant liabilities					$ 26,000
Over-Allotment Option [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Shares price (in Dollars per share) | $ / shares					$ 10
Deferred underwriting fee											$ 112,000
Over-Allotment Option [Member] | Common Class A [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares					319,000
Offering costs					$ 156,000,000
Proceeds from issuance of common stock					$ 3,200,000
Private Placement [Member] | Private Placement Warrants [Member]
Description of Business (Details) [Line Items]
Warrants Issue price per share (in Dollars per share) | $ / shares					$ 1
Private Placement [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Private Placement Warrants [Member]
Description of Business (Details) [Line Items]
Warrants issued (in Shares) | shares					2,840,000
Proceeds from issuance of warrants					$ 2,800,000
Private Placement [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Additional Private Placement Warrants [Member]
Description of Business (Details) [Line Items]
Warrants issued (in Shares) | shares				44,660
Warrants Issue price per share (in Dollars per share) | $ / shares				$ 1
Proceeds from issuance of warrants				$ 45,000